CONSOLIDATED BALANCE SHEETS (USD $)	Jul. 31, 2014	Jul. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 13,103	$ 205,153
Accounts receivable	7,770
Prepaid expenses	57,168	88,609
Inventory	14,906
Total current assets	92,947	293,762
Security deposits	1,367	1,367
TOTAL ASSETS	94,314	295,129
CURRENT LIABILITIES
Accounts payable and accrued liabilities	307,084	102,874
Advances payable		516,920
Total current liabilities	307,084	619,794
Convertible note payable, net of discount of $955,723 and $139,153, respectively	70,751	27,922
Accrued interest payable	12,196	5,584
TOTAL LIABILITIES	390,031	653,300
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Common stock: $0.0001 par value; 250,000,000 shares authorized; 78,041,774 shares and 62,250,000 shares issued and outstanding at July 31, 2014 and July 31, 2013, respectively	7,804	6,225
Additional paid-in capital	1,637,585	204,350
Accumulated deficit	(1,941,106)	(568,746)
Total stockholders' deficit	(295,717)	(358,171)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 94,314	$ 295,129